Income tax receivables and payables - Additional information (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Income tax receivables and payables
Current income tax payables for regulatory provisions	€ 455
Pending litigation with tax authorities	€ 34	€ 33